FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Billions	Mar. 31, 2019	Dec. 31, 2018
Foreign exchange derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	$ 7.7	$ 7.2
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	$ 5.5	$ 5.4